Components of Income Before Income Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income before income taxes:
Parent company and domestic subsidiaries	¥ 1,685,909	¥ 1,621,013	¥ 651,852
Foreign subsidiaries	1,206,919	820,067	751,797
Income before income taxes and equity in earnings of affiliated companies	¥ 2,892,828	¥ 2,441,080	¥ 1,403,649